Summary of Accounting Policies - Summary of Allocation of Sale Price to Assets Sold and Liabilities Transferred (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Unclassified Balance Sheet Disclosures [Abstract]
Cash on hand	$ 1,254	$ 412
Loans	42,477	3,636
Premises and equipment	3,095	244
Other assets	113	406
Total assets sold	46,939	4,698
Deposits	253,823	29,886
Other liabilities	301	20
Total liabilities transferred	254,124	29,906
Cash paid	$ 207,185	$ 25,208